Subsequent Events - Additional Information (Details)		1 Months Ended			12 Months Ended
	Feb. 28, 2026 SFr / shares shares	Feb. 28, 2026 SFr / shares shares	Feb. 28, 2025 SFr / shares	Nov. 30, 2024 SFr / shares	Dec. 31, 2025 TradingDay SFr / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure of non-adjusting events after reporting period [line items]
Earnout options					216,998	242,666	369,737
Exercise price | SFr / shares					SFr 0.01
Earnout consideration is subject to forfeiture target one					1,500,000
Earnout consideration is subject to forfeiture target two					1,500,000
Earnout consideration is subject to forfeiture target three					1,000,000
Share price target one | SFr / shares		SFr 25	SFr 20	SFr 15	SFr 15
Share price target two | SFr / shares					20
Share price target three | SFr / shares					SFr 25
Bottom of Range
Disclosure of non-adjusting events after reporting period [line items]
Trading days | TradingDay					20
Top of Range
Disclosure of non-adjusting events after reporting period [line items]
Trading days | TradingDay					30
BCA
Disclosure of non-adjusting events after reporting period [line items]
Earnout shares					3,793,995
Earnout shares vested					2,845,446
Earnout options					369,737
Earnout options exercisable					159,453
Exercise price | SFr / shares					SFr 0.01
BCA | Earnout Consideration Business Combination
Disclosure of non-adjusting events after reporting period [line items]
Earnout shares vested	948,549	948,549
Earnout options exercisable	55,487	55,487
Share price target three | SFr / shares	SFr 25